Drilling units, machinery and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$6,578,940	(801,915)	$5,777,025
Additions/ Transfer from drilling units under construction	752,432	-	752,432
Depreciation	-	(321,824)	(321,824
Balance December 31, 2014	$7,331,372	$(1,123,739)	$6,207,633
Additions/ Transfer from drilling units under construction	909,830	-	909,830
Disposal of assets	(5,477)	-	(5,477)
Impairment loss	(976,730)	561,744	(414,986)
Depreciation	-	(360,108)	(360,108)
Balance December 31, 2015	$7,258,995	(922,103)	6,336,892